UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--48.5%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank
4/11/08	5.24	325,000,000 a	324,863,542
Federal Home Loan Bank System:
11/1/06	5.25	246,887,000	246,887,000
11/8/06	5.27	125,000,000	124,873,611
3/30/07	5.21	50,000,000	49,747,988
Federal Home Loan Mortgage Corp:
11/1/06	5.07	100,000,000	100,000,000
11/7/06	5.26	76,222,000	76,156,068
1/30/07	5.30	100,000,000	98,707,500
2/6/07	5.31	338,125,000	333,414,825
4/17/07	5.20	171,236,000	167,208,672
Federal National Mortgage Association:
11/1/06	5.25	82,363,000	82,363,000
11/8/06	5.26	200,000,000	199,798,167
2/7/07	5.31	150,000,000	147,888,917
4/11/07	5.20	30,000,000	29,319,775
4/18/07	5.20	300,000,000	292,902,000
Total U.S. Government Agencies
(cost $2,274,131,065)			2,274,131,065

Repurchase Agreements--51.9%

Banc of America Securities LLC
dated 10/31/06, due 11/1/06 in the amount of
$650,094,972 (fully collateralized by $278,611,000
U.S. Treasury Bills, due 11/2/06-4/26/07, value
$275,533,297, $342,678,000 U.S. Treasury Notes,
2.625%-6.625%, due 2/28/07-9/15/10, value
$343,339,521 and $98,249,573 U.S. Treasury Strips,
due 11/15/16-2/15/36, value $44,127,543)	5.26	650,000,000	650,000,000
Barclays Financial LLC
dated 10/31/06, due 11/1/06 in the amount of
$220,032,083 (fully collateralized by $223,943,000
U.S. Treasury Notes, 3.25%-6.625%, due
5/15/07-9/30/11, value $223,913,366 and $802,232 U.S.
Treasury Strips, due 5/15/17, value $486,634)	5.25	220,000,000	220,000,000
Barclays Financial LLC
dated 10/31/06, due 11/1/06 in the amount of
$56,008,213 (fully collateralized by $59,532,000
Federal Home Loan Mortgage Corp., Notes,
0.00%, due 8/21/07, value $57,120,954)	5.28	56,000,000	56,000,000
Goldman, Sachs & Co.
dated 10/31/06, due 11/1/06 in the amount of
$362,052,591 (fully collateralized by $176,610,000
Federal Home Loan Bank System, Bonds, 2.15%-7.375%

, due 11/10/06-7/21/25, value $176,567,692, $1,000,000
Federal Home Loan Bank System, Debentures, 6.64%, due
12/13/16, value $1,147,643, $425,000 Federal Home Loan
Bank System, Notes, 0%, due 12/1/06, value $423,130,
$3,300,000 Federal Home Loan Mortgage Corp., Bonds,
0%, due 6/23/33, value $609,609, $1,885,000 Federal
Home Loan Mortgage Corp., Debentures, 0%-7.17%, due
1/30/12-9/15/16, value $1,562,388, $80,937,000 Federal
Home Loan Mortgage Corp., Notes, 2.20%-6.70%, due
11/13/06-11/23/35, value $80,669,275, $2,151,000,
Federal National Mortgage Association, Bonds, 0%-4%,
due 2/19/09-11/15/19, value $1,811,630 and $107,809,000
Federal National Mortgage Association, Notes, 0%-6.21%,
due 2/11/06-1/30/23, value $106,448,902)	5.23	362,000,000	362,000,000
Merrill Lynch & Co. Inc.
dated 10/31/06, due 11/1/06 in the amount of
$500,072,917 (fully collateralized by $510,879,000
U.S. Treasury Notes, 4.125%, due 8/15/08, value
$510,000,857)	5.25	500,000,000	500,000,000
Morgan Stanley
dated 10/31/06 due 11/1/06 in the amount of
$650,094,972 (fully collateralized by $1,188,907,000
U.S. Treasury Strips, due 5/15/18-5/15/20, value
$663,000,229)	5.26	650,000,000	650,000,000
Total Repurchase Agreements
(cost $2,438,000,000)			2,438,000,000
Total Investments (cost $4,712,131,065)		100.4%	4,712,131,065
Liabilities, Less Cash and Receivables		(.4%)	(18,376,497)
Net Assets		100.0%	4,693,754,568

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2006 (Unaudited)
	Annualized
	Yield on Date	Principal
U.S. Government Agencies--100.2%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
11/6/06	5.07	50,000,000	49,964,931
11/20/06	5.09	50,000,000	49,866,208
12/1/06	5.19	50,000,000	49,786,250
12/15/06	5.19	75,000,000	74,530,667
12/27/06	5.15	25,000,000	24,802,444
3/16/07	5.16	42,000,000	41,203,050
8/15/07	5.25	50,000,000 a	49,992,378
11/9/07	5.25	50,000,000 a	49,990,054
4/11/08	5.24	100,000,000 a	99,958,013
5/27/08	5.24	100,000,000 a	99,967,981
7/21/08	5.26	50,000,000 a	49,983,553
Federal Home Loan Bank System:
11/1/06	4.98	200,000,000	200,000,000
11/1/06	4.98	28,000,000	28,000,000
11/1/06	5.08	260,646,000	260,646,000
11/22/06	5.12	175,000,000	174,479,375
11/29/06	5.22	80,000,000	79,679,556
12/8/06	5.19	25,000,000	24,956,431
12/20/06	5.40	100,000,000	99,783,667
12/27/06	5.15	16,000,000	15,873,564
12/29/06	5.16	12,500,000	12,471,111
1/24/07	5.19	25,000,000	24,701,042
2/2/07	5.12	100,000,000	100,000,000
2/23/07	5.25	20,585,000	20,251,248
2/28/07	5.22	131,216,000	129,003,506
Total Investments (cost $1,809,891,029)		100.2%	1,809,891,029
Liabilities, Less Cash and Receivables		(.2%)	(4,381,832)
Net Assets		100.0%	1,805,509,197

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 13, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)